UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II
(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Diane J. Drake

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, CA 91740
(Name and address of agent for service)

(626) 385-5777

Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: December 31, 2022

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

ABRAHAM FORTRESS FUND

(Class I: FORTX)

(Class K: FORKX)

SEMI-ANNUAL REPORT

December 31, 2022

Abraham Fortress Fund

A series of Investment Managers Series Trust II

Table of Contents

Letter to Shareholders	1
Consolidated Schedule of Investments	5
Consolidated Statement of Assets and Liabilities	16
Consolidated Statement of Operations	17
Consolidated Statements of Changes in Net Assets	18
Consolidated Financial Highlights	19
Notes to Consolidated Financial Statements	21
Supplemental Information	36
Expense Example	38

This report and the financial statements contained herein are provided for the general information of the shareholders of the Abraham Fortress Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.abrahamtrading.com

Salem Abraham, President	January 11, 2023
Abraham Trading Company
2nd & Main St, Canadian, TX 79014

Fellow Investors,

In August of 1987 at the age of 21, I began my trading career during my senior year at Notre Dame. I’ve been actively trading every day since. The worst day in the history of the stock market was October 19, 1987. I was only two months into my trading career when the S&P 500 dropped 22% in one day after dropping 5% on the previous Friday, October 16, 1987. Even though I was new at trading, nothing has ever matched those two days. As each new year comes and goes, I look back with more fondness on the most volatile years. Those years teach me the most, and each one underscores the importance of risk management and diversification. Each bear market is different, but they all rhyme. However, 2022 brought its own unique lessons. Unlike 1987, the stock market of 2022 saw its penance marching toward it. The Fed was clearly communicating in late 2021 that steep interest rate hikes were coming, and with that, any experienced trader knew the 2022 market could be negative for both stocks and bonds. Let’s walk through what the Abraham Trading team did right and what we did wrong in 2022.

The big thing we got right–and the principle we prioritize more than most managers–is diversification. Since 2008, most portfolios have loaded up on stock exposure and turned a blind eye to the bedrock principle of investing, which is diversification. This choice will always be wrong. It produces unnecessary high volatility in your portfolio and needless ulcers. The Abraham Trading team enjoyed 2022 because it was an opportunity to demonstrate the benefits of diversification. Everyone works hard for their money and their savings, whether it is for your retirement, your family, or a foundation or an endowment. Diversification is a basic principle of investing, and its reckless to ignore it. As most of our clients know, we accomplish our diversification by having less stocks and less bonds than most portfolios and by adding a third pillar of diversification called “diversifying strategies.” In 2022, the diversifying strategies delivered positive performance and helped offset the negative performance of stocks and bonds. We can’t guarantee this will happen in every down market, but that is what we strive to do when we construct the diversifying strategies portion of the Fortress portfolio.

Our long exposure to gold is also part of our diversifying strategies. Throughout 2022, we had a 10% long exposure to gold. Historically, gold goes up about 80% of the time during large bear markets. The strong dollar kept gold low for part of the year, but it rebounded in December and overcame the headwinds of a strong dollar. It closed up about 1% for the year. For gold that was priced in Yen, Pounds, or Euros, it was up over 10% for 2022, demonstrating that an important part of any trade is what currency you use to price your assets.

Another thing the team got right was adjusting exposure and finding creative hedges for the portfolio. In November of 2021, we reduced our bond exposure from 20% down to 15%, and we shortened the duration of the bonds from 8 years to 6 years (which further reduced exposure). In mid January, we reduced our stock exposure from 50% down to 40-45% due to what we felt was an impending invasion of Ukraine by Russia. We also had a successful and somewhat creative partial hedge against this conflict by putting on a long 5% Brent Crude Oil trade in the futures markets in mid January. After over three decades in the futures markets, we are comfortable trading in global markets around the clock, which can provide the portfolio with deeper diversification and agility in dislocated markets.

1

We weren’t as clever in the last six months of the year. With the strength of stocks in late July, we raised our stock exposure back to 50% in August. The stock market declined about 12% between mid August and December. Additionally, the diversifying strategies gave back some profits during the last six months of the year. All things considered, we are pleased with 2022. The team enjoyed seeing our insistence on diversification pay off. We feel we did a decent job of protecting assets in what was a rough year for most investors.

We believe we will have more opportunities in 2023. The two things that give us the most optimism are 1) The Fed is nearly done raising rates, and 2) China is reopening. Skyrocketing case numbers and the abandonment of Covid Zero are creating an extremely messy reopening for China. We believe the worst of this will be over in four to six months, allowing the Chinese economy to return to full capacity like the rest of the world. In short, we believe the world will normalize by mid 2023, and the Fed will finally take a much needed vacation from the headlines. That said, we realize our optimism puts us in the minority. But that’s the way we like it. We rarely make money with the crowd. As a trader, you don’t want to be with the crowd. You always want to be a few steps ahead.

Of course, we could be wrong, and therefore we always lean heavily on the benefits of diversification. It’s always better to have 100 good investments and sleep well at night than to have one big bet and an extra large bottle of Tums. The “Got A Hunch, Bet A Bunch” mentality has never made sense to us and never will. We have traded long enough to understand that no one knows what will happen next. Going into 2023, our portfolio allocations are as follows: 1) Stock exposure sits at 50%, which is 80% US and 20% Non-US. This includes a heavier weighting to utilities. 2) Fixed income exposure remains at 15%, with a 6-year duration. 3) Diversifying strategies remains at about 20% cash exposure but about 35% notional exposure. This includes a 10% notional long allocation to gold futures.

Like every year, 2023 will be filled with good trades and bad trades. However, the broad diversification of the Fortress Fund and the deep experience of our team gives us confidence in the journey ahead. Remember, our money is invested alongside yours. We appreciate your partnership with us. Please call with any questions you may have.

Sincerely,

Salem Abraham, President

PS You can find the Fortress Fund returns and volatility comparisons on the next page. We are most proud of the Fortress volatility numbers, which demonstrates the power of diversification.

MAIN OFFICE	BRANCH OFFICE
124 Main Street	319 Main Suite
Moody Building, Suite 200	Suite 300
Canadian, Texas 79014	Carbondale, Colorado 81623
(806) 323-8000	(970) 305-5000

2

Fortress Fund Returns¹ – reflects Class K Shares fees

	QTD (as of 12/31/22)	YTD (as of 12/31/22)	1-Year (through 12/31/22)	3-Year (through 12/31/22)	Since Inception (07/01/18 – 12/31/22)
Fortress Class K Shares¹	1.75%	-6.10%	-6.10%	5.37%	4.94%
70/30 Portfolio²	7.42%	-16.59%	-16.59%	2.28%	4.55%
MSCI ACWI Index³	9.76%	-18.36%	-18.36%	4.00%	5.92%
U.S. Bond Index⁴	1.87%	-13.01%	-13.01%	-2.71%	0.39%

Performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate; therefore, you may have a gain or loss when you sell your shares. Current performance may be higher or lower than the performance data quoted. For the most recent month-end performance information, please visit our website at www.abrahamtrading.com. Performance figures include the reinvestment of all dividends and any capital gains distributions. All returns are net of expenses unless otherwise noted. An investment of this nature is subject to a risk of loss.

Returns over one year are annualized. ¹Performance between 7/1/2018 and 10/13/2021 is from the Abraham Fortress Fund, LP, a Delaware Limited Partnership (the “Predecessor Fund”). Performance beginning on 10/14/2021 is for the Abraham Fortress Fund, an SEC-registered open-end mutual fund (the “Fund”). The Fund’s objectives, policies, guidelines, and restrictions are materially equivalent to those of the Predecessor Fund. The Fortress Fund, LP performance reflects proprietary performance from 7/1/2018 through 04/30/2021, when Salem Abraham’s proprietary investments represented over half of the fund’s assets. ²70/30 Portfolio uses 70% MSCI ACWI Index and 30% Bloomberg US Aggregate Bond Index, and its statistics used in the tables above reflect no deductions for fees, expenses, or taxes. ³MSCI ACWI is the MSCI ACWI Index (All Country World Index), a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets. Its statistics used in the tables above reflect no deductions for fees, expenses, or taxes.

⁴US Aggregate Bond Index is the Bloomberg US Aggregate Bond Index, a broad-based flagship benchmark that measures the investment grade USD-denominated fixed-rate taxable bond market, and its statistics used in the tables above reflect no deductions for fees, expenses, or taxes.

Fortress Fund¹ Volatility Comparisons – reflects Class K Shares fees

Volatility* (Standard Deviation)	Fortress Fund¹	70/30 Portfolio²	MSCI ACWI Index³	U.S. Aggregate Bond Index⁴
1-Year (12/31/21 – 12/31/22)	10.80%	14.62%	19.69%	7.71%
Since Inception (07/01/2018 – 12/31/22)	9.21%	13.54%	18.34%	5.29%

The information provided in the table below reflects volatility statistics, not performance statistics of the fund and its benchmarks.

Performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate; therefore, you may have a gain or loss when you sell your shares. Current performance may be higher or lower than the performance data quoted. For the most recent month-end performance information, please visit our website at www.abrahamtrading.com. Performance figures include the reinvestment of all dividends and any capital gains distributions. All returns are net of expenses unless otherwise noted.

Returns over one year are annualized. *Volatility is a statistical measure of the dispersion of returns for a given security or market index. 1 Year Volatility is annualized based on daily numbers. Since Inception Volatility is annualized based on monthly numbers.¹The Fortress Fund includes the performance of the Abraham Fortress Fund, LP (the “Predecessor Fund”) from 07/01/2018 to 10/13/2021, and the performance of the current Fortress mutual fund from 10/14/2021 to present. The Fortress Fund performance includes proprietary performance of the Predecessor Fund from 07/01/2018 to 4/30/2021, when Salem’s proprietary assets were 50% or more of the Predecessor Fund’s assets. ²70/30 Portfolio uses 70% MSCI ACWI Index and 30% US Aggregate Bond Index, and its statistics used in the tables above reflect no deductions for fees, expenses, or taxes. ³MSCI ACWI is the MSCI ACWI Index (All Country World Index), a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets. Its statistics used in the tables above reflect no deductions for fees, expenses, or taxes. ⁴US Aggregate Bond Index is the Bloomberg US Aggregate Bond Index, a broad-based flagship benchmark that measures the investment grade USD-denominated fixed-rate taxable bond market, and its statistics used in the tables above reflect no deductions for fees, expenses, or taxes.

3

DEFINITIONS

Futures – Futures are derivative financial contracts that obligate parties to buy or sell an asset at a predetermined future date and price. The buyer must purchase or the seller must sell the underlying asset at the set price, regardless of the current market price at the expiration date. Underlying assets include physical commodities and financial instruments. Futures can be used for hedging or trade speculation.

Duration – Duration is a measurement in years that describes a bond’s interest rate risk and considers a bond’s maturity, yield, coupon, and call features.

RISKS OF INVESTING

The Fund’s investment objectives, risks, charges, and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company, and it may be obtained by calling (806) 323-8000, or visiting www.abrahamtrading.com. Read it carefully before investing.

There is no guarantee that any investment will achieve its goals and generate profits or avoid losses. Investors should carefully consider investment objectives, risks, charges, and expenses of the investment company and the Abraham Fortress Fund before investing. Diversification does not assure a profit nor protect against loss in a declining market.

Mutual fund investing involves risk; principal loss is possible. Investments in debt securities involve credit risk and typically decrease in value when interest rates rise. Investments in lower rated and non rated securities involve greater risk. Investments in foreign securities involve political, economic, and currency risks, greater volatility, and differences in accounting methods. Derivatives may involve certain costs and risks such as liquidity, interest rate, market, credit, management, and the risk that a position could not be closed when most advantageous. Investing in derivatives could lose more than the amount invested. The Fund may use leverage which may cause the effect of an increase or decrease in the value of the portfolio securities to be magnified and the Fund to be more volatile than if leverage was not used. The Fund invests in small and mid-cap companies, which involve additional risks such as limited liability and greater volatility than large-cap companies. Investments related to gold are considered speculative and are affected by a variety of worldwide economic, financial, and political factors. The price of gold may fluctuate sharply over short periods of time, even during periods of rising prices. Full descriptions of risk factors can be found in the fund’s prospectus at this link.

Shares of the Fund are only offered by current prospectus and are intended solely for persons to whom shares of the US registered funds may be sold. This document shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of shares of the Fund in any jurisdiction in which such offer, solicitation, or sale would be unlawful. The SEC and the Commodity Futures Trading Commission have not approved or disapproved these securities or passed upon the accuracy or adequacy of this information. Any representation to the contrary is a criminal offense. There can be no assurance that the Fund will achieve its investment objectives. Before you decide to invest in the Fund, carefully consider these risk factors (described in the prospectus at this link), which may cause investors to lose money:

➢	Foreign sovereign risk	➢	Cybersecurity risk
➢	Interest rate risk	➢	Limited operating history
➢	Market risk	➢	Asset segregation risk
➢	Equity risk	➢	Subsidiary risk
➢	Fixed income securities risk	➢	Recent market events
➢	Indirect fees and expenses risk	➢	Currency risk
➢	Tax risk	➢	ETF risk
➢	Leveraging risk	➢	Gold risk
➢	Derivatives risk	➢	Government-sponsored entities risk

The Abraham Fortress Fund is distributed by IMST Distributors, LLC, a FINRA/SIPC member. Abraham Trading, LP, is not affiliated with IMST Distributors, LLC. The information presented in these materials is for general information purposes only and does not constitute an offer, subscription, recommendation, or solicitation to invest in either the Abraham Fortress Fund, LP (“Predecessor Fund”) or the Abraham Fortress Fund mutual fund (the “Fund”). The information in this document should not be relied upon independent of the Abraham Fortress Fund prospectus, which has important information regarding the Fund. While the information given is believed to be complete and accurate, we cannot guarantee their completeness or accuracy. As a term and condition of your use of this report, you expressly hold harmless and waive any claim you have or may have as a result of any of the information and statistics in this report provided by third parties being incomplete or inaccurate. The information may not in all cases be current, and it is subject to continuous change. Accordingly, you should not rely on any of the information contained in these materials as authoritative or a substitute for the exercise of your own skill and judgment in making any investment or other decision.

4

Abraham Fortress Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS

As of December 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 28.8%[1]
	COMMUNICATIONS — 2.2%
318	Activision Blizzard, Inc.	$24,343
5,440	Alphabet, Inc. - Class A*	479,971
2,912	AT&T, Inc.	53,610
17	Booking Holdings, Inc.*	34,260
83	Charter Communications, Inc. - Class A*	28,145
1,863	Comcast Corp. - Class A	65,149
1,134	Meta Platforms, Inc. - Class A*	136,466
181	Netflix, Inc.*	53,373
509	T-Mobile US, Inc.*	71,260
1,712	Verizon Communications, Inc.	67,453
741	Walt Disney Co.*	64,378
704	Warner Bros Discovery, Inc.*	6,674
		1,085,082
	CONSUMER DISCRETIONARY — 2.2%
4,140	Amazon.com, Inc.*	347,760
110	Aptiv PLC*[2]	10,244
8	AutoZone, Inc.*	19,730
11	Chipotle Mexican Grill, Inc.*	15,262
255	eBay, Inc.	10,575
1,629	Ford Motor Co.	18,945
592	General Motors Co.	19,915
426	Home Depot, Inc.	134,556
275	Lowe's Cos., Inc.	54,791
133	Marriott International, Inc. - Class A	19,802
305	McDonald's Corp.	80,377
645	NIKE, Inc. - Class B	75,472
27	O'Reilly Automotive, Inc.*	22,789
478	Starbucks Corp.	47,418
1,169	Tesla, Inc.*	143,997
486	TJX Cos., Inc.	38,686
		1,060,319
	CONSUMER STAPLES — 1.9%
749	Altria Group, Inc.	34,237
1,761	Coca-Cola Co.	112,017
344	Colgate-Palmolive Co.	27,104
77	Constellation Brands, Inc. - Class A	17,845
181	Costco Wholesale Corp.	82,626
94	Dollar General Corp.	23,148
147	Estee Lauder Cos., Inc. - Class A	36,472
137	Kimberly-Clark Corp.	18,598
499	Kraft Heinz Co.	20,314
5

Abraham Fortress Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS [1] (Continued)
	CONSUMER STAPLES (Continued)
569	Mondelez International, Inc. - Class A	$37,924
216	Monster Beverage Corp.*	21,930
564	PepsiCo, Inc.	101,892
635	Philip Morris International, Inc.	64,268
987	Procter & Gamble Co.	149,590
195	Target Corp.	29,063
352	Walgreens Boots Alliance, Inc.	13,151
1,131	Walmart, Inc.	160,364
		950,543
	ENERGY — 1.0%
786	Chevron Corp.	141,079
538	ConocoPhillips	63,484
239	EOG Resources, Inc.	30,955
1,726	Exxon Mobil Corp.	190,378
100	Pioneer Natural Resources Co.	22,839
572	Schlumberger Ltd.[2]	30,579
		479,314
	FINANCIALS — 2.6%
316	American Express Co.	46,689
339	American International Group, Inc.	21,438
90	Aon PLC - Class A2	27,013
3,337	Bank of America Corp.	110,521
337	Bank of New York Mellon Corp.	15,340
913	Berkshire Hathaway, Inc. - Class B*	282,026
62	BlackRock, Inc.	43,935
174	Capital One Financial Corp.	16,175
771	Charles Schwab Corp.	64,193
176	Chubb Ltd.[2]	38,826
809	Citigroup, Inc.	36,591
147	CME Group, Inc.	24,719
142	Goldman Sachs Group, Inc.	48,760
230	Intercontinental Exchange, Inc.	23,596
1,205	JPMorgan Chase & Co.	161,590
206	Marsh & McLennan Cos., Inc.	34,089
343	MetLife, Inc.	24,823
732	Morgan Stanley	62,235
172	PNC Financial Services Group, Inc.	27,166
238	Progressive Corp.	30,871
92	T. Rowe Price Group, Inc.	10,034
544	Truist Financial Corp.	23,408
605	U.S. Bancorp	26,384
6

Abraham Fortress Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS 1 (Continued)
	FINANCIALS (Continued)
1,626	Wells Fargo & Co.	$67,138
		1,267,560
	HEALTH CARE — 3.9%
721	Abbott Laboratories	79,159
721	AbbVie, Inc.	116,521
123	Agilent Technologies, Inc.	18,407
32	Align Technology, Inc.*	6,749
230	Amgen, Inc.	60,407
204	Baxter International, Inc.	10,398
116	Becton, Dickinson and Co.	29,499
581	Boston Scientific Corp.*	26,883
905	Bristol-Myers Squibb Co.	65,115
238	Centene Corp.*	19,518
135	Cigna Corp.	44,731
538	CVS Health Corp.	50,136
291	Danaher Corp.	77,237
160	Dexcom, Inc.*	18,118
255	Edwards Lifesciences Corp.*	19,026
99	Elevance Health, Inc.	50,784
390	Eli Lilly & Co.	142,678
23	Embecta Corp.	582
511	Gilead Sciences, Inc.	43,869
127	HCA Healthcare, Inc.	30,475
52	Humana, Inc.	26,634
35	IDEXX Laboratories, Inc.*	14,279
64	Illumina, Inc.*	12,941
146	Intuitive Surgical, Inc.*	38,741
78	IQVIA Holdings, Inc.*	15,981
1,073	Johnson & Johnson	189,545
548	Medtronic PLC[2]	42,591
1,030	Merck & Co., Inc.	114,278
165	Moderna, Inc.*	29,637
2,288	Pfizer, Inc.	117,237
44	Regeneron Pharmaceuticals, Inc.*	31,746
154	Stryker Corp.	37,651
161	Thermo Fisher Scientific, Inc.	88,661
384	UnitedHealth Group, Inc.	203,589
104	Vertex Pharmaceuticals, Inc.*	30,033
193	Zoetis, Inc.	28,284
		1,932,120
7

Abraham Fortress Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS [1] (Continued)
	INDUSTRIALS — 1.8%
235	3M Co.	$28,181
244	Amphenol Corp. - Class A	18,578
240	Boeing Co.*	45,718
353	Carrier Global Corp.	14,561
221	Caterpillar, Inc.	52,943
42	Cintas Corp.	18,968
904	CSX Corp.	28,006
125	Deere & Co.	53,595
163	Eaton Corp. PLC[2]	25,583
243	Emerson Electric Co.	23,343
108	FedEx Corp.	18,706
114	General Dynamics Corp.	28,284
448	General Electric Co.	37,538
281	Honeywell International, Inc.	60,218
128	Illinois Tool Works, Inc.	28,198
287	Johnson Controls International plc[2]	18,368
80	L3Harris Technologies, Inc.	16,657
112	Lockheed Martin Corp.	54,487
99	Norfolk Southern Corp.	24,396
65	Northrop Grumman Corp.	35,465
47	Old Dominion Freight Line, Inc.	13,338
610	Raytheon Technologies Corp.	61,561
129	Republic Services, Inc.	16,640
133	TE Connectivity Ltd.[2]	15,268
97	Trane Technologies PLC[2]	16,305
262	Union Pacific Corp.	54,252
354	United Parcel Service, Inc. - Class B	61,539
171	Waste Management, Inc.	26,826
		897,522
	MATERIALS — 0.4%
90	Air Products and Chemicals, Inc.	27,743
211	DuPont de Nemours, Inc.	14,481
117	Ecolab, Inc.	17,031
599	Freeport-McMoRan, Inc.	22,762
208	Linde PLC[2]	67,846
325	Newmont Corp.	15,340
107	Sherwin-Williams Co.	25,394
		190,597
	REAL ESTATE — 0.4%
186	American Tower Corp. - REIT	39,406
176	Crown Castle, Inc. - REIT	23,873
8

Abraham Fortress Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS [1] (Continued)
	REAL ESTATE (Continued)
119	Digital Realty Trust, Inc. - REIT	$11,932
37	Equinix, Inc. - REIT	24,236
302	Prologis, Inc. - REIT	34,044
71	Public Storage - REIT	19,894
134	Simon Property Group, Inc. - REIT	15,742
		169,127
	TECHNOLOGY — 6.9%
269	Accenture PLC - Class A2	71,780
194	Adobe, Inc.*	65,287
666	Advanced Micro Devices, Inc.*	43,137
214	Analog Devices, Inc.	35,102
6,689	Apple, Inc.	869,102
362	Applied Materials, Inc.	35,251
125	Arista Networks, Inc.*	15,169
90	Autodesk, Inc.*	16,818
172	Automatic Data Processing, Inc.	41,084
168	Broadcom, Inc.	93,934
113	Cadence Design Systems, Inc.*	18,152
1,720	Cisco Systems, Inc.	81,941
214	Cognizant Technology Solutions Corp. - Class A	12,239
248	Fidelity National Information Services, Inc.	16,827
269	Fiserv, Inc.*	27,188
335	Fortinet, Inc.*	16,378
1,658	Intel Corp.	43,821
366	International Business Machines Corp.	51,566
115	Intuit, Inc.	44,760
62	KLA Corp.	23,376
57	Lam Research Corp.	23,957
401	Mastercard, Inc. - Class A	139,440
226	Microchip Technology, Inc.	15,876
457	Micron Technology, Inc.	22,841
3,061	Microsoft Corp.	734,089
76	Moody's Corp.	21,175
69	Motorola Solutions, Inc.	17,782
34	MSCI, Inc.	15,816
1,019	NVIDIA Corp.	148,917
108	NXP Semiconductors N.V.[2]	17,067
1,089	Oracle Corp.	89,015
147	Paychex, Inc.	16,987
479	PayPal Holdings, Inc.*	34,114
457	QUALCOMM, Inc.	50,243
43	Roper Technologies, Inc.	18,580
9

Abraham Fortress Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS [1] (Continued)
	TECHNOLOGY (Continued)
144	S&P Global, Inc.	$48,231
402	Salesforce, Inc.*	53,301
81	ServiceNow, Inc.*	31,450
63	Synopsys, Inc.*	20,115
377	Texas Instruments, Inc.	62,288
888	Visa, Inc. - Class A	184,491
		3,388,687
	UTILITIES — 5.5%
2,283	Alliant Energy Corp.	126,044
1,565	Ameren Corp.	139,160
1,775	American Electric Power Co., Inc.	168,536
745	American Water Works Co., Inc.	113,553
1,315	Atmos Energy Corp.	147,372
2,144	CMS Energy Corp.	135,779
1,628	Consolidated Edison, Inc.	155,165
962	Constellation Energy Corp.	82,934
330	Dominion Energy, Inc.	20,236
1,158	DTE Energy Co.	136,100
314	Duke Energy Corp.	32,339
1,236	Entergy Corp.	139,050
2,031	Evergy, Inc.	127,811
1,522	Eversource Energy	127,604
2,888	Exelon Corp.	124,848
3,369	FirstEnergy Corp.	141,296
800	NextEra Energy, Inc.	66,880
4,624	PPL Corp.	135,113
2,100	Public Service Enterprise Group, Inc.	128,667
2,471	Southern Co.	176,454
1,438	WEC Energy Group, Inc.	134,827
2,043	Xcel Energy, Inc.	143,235
		2,703,003
	TOTAL COMMON STOCKS
	(Cost $16,828,636)	14,123,874

Principal Amount
	U.S. TREASURY BILLS — 56.5%
	United States Treasury Bill[4]
$10,340,000	3.980%, 4/6/2023[3,5]	10,227,811
1,000,000	4.350%, 5/4/2023	984,906
3,700,000	4.370%, 5/11/2023	3,640,264
2,000,000	4.400%, 5/18/2023[5]	1,966,142
4,700,000	4.480%, 5/25/2023	4,616,363
10

Abraham Fortress Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022 (Unaudited)

Principal Amount		Value
	U.S. TREASURY BILLS (Continued)
$300,000	4.440%, 6/1/2023	$294,410
5,300,000	4.550%, 6/8/2023	5,196,422
800,000	4.460%, 6/22/2023	782,883
	TOTAL U.S. TREASURY BILLS
	(Cost $27,709,771)	27,709,201
	U.S. TREASURY NOTES — 15.7%
	United States Treasury Note
2,250,000	0.625%, 12/31/2027	1,909,600
2,250,000	1.250%, 6/30/2028	1,949,326
2,250,000	1.375%, 12/31/2028	1,944,931
2,000,000	3.250%, 6/30/2029	1,918,282
	TOTAL U.S. TREASURY NOTES
	(Cost $8,524,500)	7,722,139

Number of Contracts
	PURCHASED OPTIONS CONTRACTS — 0.0%
	PUT OPTION — 0.0%
500	CME Euro Future Exercise Price: $0.90, Notional Amount: $56,250,000, Expiration Date: March 3, 2023	6,250
	TOTAL PUT OPTION
	(Cost $17,435)	6,250
	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $17,435)	6,250

Principal Amount
	SHORT-TERM INVESTMENTS — 0.0%
$10	UMB Bank Demand Deposit , 0.01%[3,5,6]	10
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $10)	10
	TOTAL INVESTMENTS — 101.0%
	(Cost $53,080,352)	49,561,474
	Liabilities in Excess of Other Assets — (1.0)%	(487,730)
	TOTAL NET ASSETS — 100.0%	$49,073,744

PLC – Public Limited Company
REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	See additional notional stock exposure value via stock index futures on page 12.
[2]	Foreign security denominated in U.S. dollars.
[3]	All or a portion of this security is segregated as collateral for derivatives. The market value of the securities pledged as collateral was $10,227,821, which represents 20.84% of total net assets of the Fund.
[4]	The rate is the effective yield as of December 31, 2022.
[5]	All or a portion of this security is a holding of Abraham Fortress Fund, Ltd.
[6]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Consolidated Financial Statements.

11

Abraham Fortress Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022 (Unaudited)

Long Contracts	Expiration Date	Number of Contracts	Notional Value	Value at December 31, 2022	Unrealized Appreciation (Depreciation)
Commodity Futures
CMX Gold[1]	February 2023	26	$4,642,913	$4,748,120	$105,207

Index Futures
CME E-mini S&P 500	March 2023	33	6,550,547	6,370,650	(179,897)
NYF MSCI EAFE Index	March 2023	46	4,532,353	4,483,620	(48,733)
Total Long Contracts			$15,725,813	$15,602,390	$(123,423)

[1]	All or a portion of this security is a holding of Abraham Fortress Fund, Ltd.

See accompanying Notes to Consolidated Financial Statements.

12

Abraham Fortress Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS -Continued

As of December 31, 2022 (Unaudited)

SWAP CONTRACTS

(OTC) TOTAL RETURN SWAP

Counterparty	Reference Entity	Pay/Receive Total Return on Reference Entity	Financing Rate[1]	Pay/Receive Frequency	Termination Date	Notional Value	Unrealized Appreciation (Depreciation)
Deutsche Bank	Abraham Fortress dbSelect Index Basket Swap[2]	Receive	0.40% of Notional Value	Monthly	June 13, 2024	$36,836,547	(1,621,764)
TOTAL SWAP CONTRACTS							$(1,621,764)

[1]	Financing rate is based upon notional trading amounts at period end.

[2]	This investment is a holding of the Abraham Fortress Fund, Ltd. and is comprised of a proprietary basket of alternative programs investing in various futures contracts and forward foreign currency exchange contracts.

Total Return Swap Top 50 Holdings^

FUTURES CONTRACTS

Description	Expiration Date	Number of Long Contracts	Notional Value	Unrealized Appreciation (Depreciation)	Percentage of Custom Swap's Unrealized Appreciation (Depreciation)
CME Live Cattle Future	February 2023	17	$1,049,491	$(134)	-0.14%
NYM Light Sweet Crude Oil (WTI) Future	May 2023	11	902,759	2,832	3.03%
EUX DAX Index Future	March 2023	2	761,014	(13,012)	-13.90%
LIF FTSE 100 Index Future	March 2023	8	696,646	(2,911)	-3.11%
NYM Platinum	April 2023	12	657,614	50,300	53.73%
LIF White Sugar Future	February 2023	20	558,493	31,846	34.02%
CBT Corn Future	March 2023	16	543,909	11,648	12.44%
CME E-Mini S&P 500	March 2023	3	520,164	(2,533)	-2.71%
OSE TOPIX Future	March 2023	4	505,344	(13,393)	-14.31%
CBT Corn Future	May 2023	13	432,333	(6,774)	-7.24%
			6,627,767	57,869

Description	Expiration Date	Number of Short Contracts	Notional Value	Unrealized Appreciation (Depreciation)	Percentage of Custom Swap's Unrealized Appreciation (Depreciation)
CME AUD/USD	March 2023	(53)	$(3,620,212)	$(17,054)	-18.22%
CME JPY/USD	March 2023	(31)	(2,939,275)	(93,689)	-100.09%
CME SOFR 3month Futures	December 2023	(11)	(2,593,333)	528	0.56%
LIF 3 month Euro (EURIBOR)	September 2023	(10)	(2,446,425)	16,044	17.14%
CME EUR/USD	March 2023	(17)	(2,331,704)	(15,525)	-16.58%
IFLL 3 Month SONIA Index Futures	March 2024	(7)	(2,088,259)	3,408	3.64%
CBT 2 year US Treasury Notes	March 2023	(8)	(1,655,134)	647	0.69%
EUX 2 year Euro-Schatz	March 2023	(13)	(1,486,167)	9,864	10.54%
EUX Euro-BOBL	March 2023	(12)	(1,424,199)	23,639	25.25%
OSE 10 year Japanese Government Bond	March 2023	(1)	(1,342,988)	3,326	3.55%
NYM Light Sweet Crude Oil (WTI) Future	February 2023	(17)	(1,335,336)	(9,369)	-10.01%
CME CAD/USD	March 2023	(17)	(1,287,632)	(1,390)	-1.49%
EUX Euro-BUND	March 2023	(9)	(1,255,126)	28,700	30.66%
CME SOFR 3month Futures	March 2024	(5)	(1,215,384)	1,410	1.51%
CME SOFR 3month Futures	June 2024	(4)	(1,077,840)	1,431	1.53%
CBT 5 year US Treasury Notes	March 2023	(10)	(1,031,645)	6,009	6.42%
IFLL 3 Month SONIA Index Futures	December 2023	(3)	(927,872)	1,699	1.81%
LIF 3 month Euro (EURIBOR)	December 2023	(4)	(911,055)	4,375	4.67%
CBT 10 year US Treasury Notes	March 2023	(8)	(848,793)	3,755	4.01%
LIF 3 month Euro (EURIBOR)	June 2025	(3)	(805,366)	2,916	3.12%
CME Live Cattle Future	April 2023	(12)	(770,128)	962	1.03%
LIF 3 month Euro (EURIBOR)	March 2024	(3)	(729,016)	4,618	4.93%
CME SOFR 3month Futures	September 2024	(3)	(684,917)	1,140	1.22%
IFLL 3 Month SONIA Index Futures	March 2025	(2)	(664,623)	1,305	1.39%
IFLL 3 Month SONIA Index Futures	September 2024	(2)	(635,674)	1,021	1.09%
LIF 3 month Euro (EURIBOR)	June 2024	(2)	(624,970)	3,731	3.99%
IFLL 3 Month SONIA Index Futures	September 2025	(2)	(593,452)	1,469	1.57%
CBT 30 year US Treasury Bonds	March 2023	(5)	(592,766)	3,977	4.25%
MSE Three Month Canadian Bankers Acceptance Future	June 2023	(3)	(579,027)	1,923	2.05%
LIF 3 month Euro (EURIBOR)	December 2024	(2)	(569,887)	3,202	3.42%
CME GBP/USD	March 2023	(7)	(511,700)	8,522	9.10%
CME SOFR 3month Futures	December 2024	(2)	(446,964)	521	0.56%
SFE 10 year Australian Treasury Bond Future	March 2023	(5)	(429,894)	856	0.91%
MSE 10 year Canadian Govt Bond	March 2023	(5)	(426,119)	3,281	3.51%
IFLL 3 Month SONIA Index Futures	June 2024	(1)	(419,638)	1,115	1.19%
CME SOFR 3month Futures	March 2025	(2)	(395,403)	367	0.39%
EUX Euro-OAT Future	March 2023	(3)	(393,432)	9,721	10.39%
EUX 3 year Italian Bond Future	March 2023	(3)	(376,190)	982	1.05%
			(42,467,545)	19,437

See accompanying Notes to Consolidated Financial Statements.

13

Abraham Fortress Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS -Continued

As of December 31, 2022 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS

Settlement Date	Counterparty	Currency Units to Receive/(Deliver)	In Exchange For	Unrealized Appreciation (Depreciation)	Percentage of Custom Swap's Unrealized Appreciation (Depreciation)
1/4/2023	Deutsche Bank	3,693,953 CNH	(529,909) USD	610	0.65%
1/5/2023	Deutsche Bank	(51,637,267) JPY	366,860 EUR	(395)	-0.42%

^	These investments are not direct holdings of the Fund. The holdings were determined based on the absolute notional values of the positions within the underlying swap basket.

See accompanying Notes to Consolidated Financial Statements.

14

Abraham Fortress Fund

SUMMARY OF INVESTMENTS

December 31, 2022 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Technology	6.9%
Utilities	5.5%
Health Care	3.9%
Financials	2.6%
Communications	2.2%
Consumer Discretionary	2.2%
Consumer Staples	1.9%
Industrials	1.8%
Energy	1.0%
Materials	0.4%
Real Estate	0.4%
Total Common Stocks	28.8%
Purchased Options Contracts	0.0%
U.S. Treasury Bills	56.5%
U.S. Treasury Notes	15.7%
Short-Term Investments	0.0%
Total Investments	101.0%
Liabilities in Excess of Other Assets	(1.0)%
Total Net Assets	100.0%

See accompanying Notes to Consolidated Financial Statements.

15

Abraham Fortress Fund

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2022 (Unaudited)

Assets:
Investments, at value (cost $53,062,917)	$49,555,224
Purchased options contracts, at value (cost $17,435)	6,250
Cash	423,963
Cash deposited with brokers for open futures contracts	647,373
Cash held as collateral for open swap contract	604
Receivables:
Fund shares sold	151,104
Due from Advisor	2,338
Dividends and interest	73,747
Other prepaid expenses	57,657
Total Assets	50,918,260

Liabilities:
Unrealized depreciation on total return swap contract	1,621,764
Payables:
Fund shares redeemed	36,059
Shareholder servicing fees (Note 6)	2,735
Fund administration and accounting fees	14,878
Transfer agent fees and expenses	7,364
Custody fees	7,123
Net unrealized depreciation on futures contracts	123,423
Auditing fees	11,107
Trustees' deferred compensation (Note 3)	3,716
Chief Compliance Officer fees	2,247
Director's Fees payable	1,551
Legal fees	1,133
Printing and Postage	553
Accrued other expenses	10,863
Total liabilities	1,844,516

Net Assets	$49,073,744

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$55,406,080
Total accumulated earnings (deficit)	(6,332,336)
Net Assets	$49,073,744

Maximum Offering Price per Share:
Class I Shares:
Net assets applicable to shares outstanding	$22,990,908
Shares of beneficial interest issued and outstanding	2,614,486
Redemption price per share	$8.79

Class K Shares:
Net assets applicable to shares outstanding	$26,082,836
Shares of beneficial interest issued and outstanding	2,965,021
Redemption price per share	$8.80

See accompanying Notes to Consolidated Financial Statements.

16

Abraham Fortress Fund

CONSOLIDATED STATEMENT OF OPERATIONS

For the Six Months Ended December 31, 2022 (Unaudited)

Investment Income:
Dividends (net of withholding tax of $27)	$129,547
Interest	471,768
Total investment income	601,315

Expenses:
Advisory fees	125,892
Shareholder servicing fees- Class I (Note 6)	10,063
Fund administration and accounting fees	65,638
Transfer agent fees and expenses	19,511
Custody fees	5,007
Registration fees	45,368
Auditing fees	18,609
Legal fees	12,484
Offering cost expense	11,190
Chief Compliance Officer fees	10,771
Trustees' fees and expenses	4,498
Miscellaneous	3,529
Shareholder reporting fees	2,708
Insurance fees	1,593
Total expenses	336,861
Advisory fees waived	(125,892)
Other expenses absorbed	(19,337)
Fees paid indirectly	(17,936)
Net expenses	173,696
Net investment income (loss)	427,619

Realized and Unrealized Gain (Loss):
Net realized gain on:
Investments	(118,850)
Purchased options contracts	(5,836)
Futures contracts	(556,878)
Swap contracts	3,429,040
Net realized gain (loss)	2,747,476
Net change in unrealized appreciation/depreciation on:
Investments	(232,332)
Futures contracts	(122,261)
Swap contracts	(3,960,413)
Purchased options contracts	(38,890)
Net change in unrealized appreciation/depreciation	(4,353,896)
Net realized and unrealized gain (loss)	(1,606,420)
Net Increase (Decrease) in Net Assets from Operations	$(1,178,801)

See accompanying Notes to Consolidated Financial Statements.

17

Abraham Fortress Fund

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended December 31, 2022 (Unaudited)	For the Period October 13, 2021* through June 30, 2022
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$427,619	$59,195
Net realized gain (loss) on investments, futures contracts, and swap contracts	2,747,476	83,667
Net change in unrealized appreciation/depreciation on investments, futures contracts, swap contracts and purchased options contracts	(4,353,896)	(910,168)
Net increase (decrease) in net assets resulting from operations	(1,178,801)	(767,306)

Distributions to Shareholders:
Distributions from distributable earnings:
Class I	(1,649,118)	(202,068)
Class K	(1,893,677)	(587,736)
Total distributions to shareholders	(3,542,795)	(789,804)

Capital Transactions:
Net proceeds from shares sold:
Class I	13,709,985	10,517,046
Class K	522,224	2,716,251
Cost of Shares issued in connection with reorganization of Predecessor Fund (Note 1)
Class I	-	11,339,731
Class K	-	34,576,420
Reinvestment of distributions:
Class I	1,645,160	202,052
Class K	1,892,098	587,363
Cost of shares redeemed:
Class I	(5,503,320)	(6,246,175)
Class K	(10,101,759)	(504,626)
Net increase (decrease) in net assets from capital transactions	2,164,388	53,188,062

Total increase (decrease) in net assets	(2,557,208)	51,630,952

Net Assets:
Beginning of period	51,630,952	-
End of period	$49,073,744	$51,630,952

Capital Share Transactions:
Shares sold:
Class I	1,412,893	1,041,214
Class K	54,766	267,739
Shares issued in connection with reorganization of Predecessor Fund (Note 1)
Class I	-	1,133,973
Class K	-	3,457,642
Shares reinvested:
Class I	188,019	19,965
Class K	216,240	58,040
Shares redeemed:
Class I	(564,028)	(617,550)
Class K	(1,040,089)	(49,317)
Net increase (decrease) in capital shares	267,801	5,311,706

*	Beginning of reporting period (See Note 1).

See accompanying Notes to Consolidated Financial Statements.

18

Abraham Fortress Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended December 31, 2022 (Unaudited)	For the Period October 13, 2021* through June 30, 2022
Net asset value, beginning of period	$9.72	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.08	0.01
Net realized and unrealized gain (loss)	(0.32)	(0.13)
Total from investment operations	(0.24)	(0.12)

Less Distributions:
From net investment income	(0.68)	-
From net realized gain	-	(0.16)
Total distributions	(0.68)	(0.16)

Net asset value, end of period	$8.79	$9.72

Total return[2]	(2.52)%[3]	(1.23)%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$22,991	$15,328

Ratio of expenses to average net assets
Before fees waived and absorbed	1.40%[4]	1.42%[4]
After fees waived and absorbed	0.75%[4]	0.75%[4]
Ratio of net investment income (loss) to average net assets
Before fees waived and absorbed	0.99%[4]	(0.58%)[4]
After fees waived and absorbed	1.64%[4]	0.09%[4]

Portfolio turnover rate	0%[3,5]	61%[3,5]

*	Beginning of reporting period (See Note 1).

[1]	Based on average shares outstanding for the period.

2	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3	Not Annualized.

4	Annualized.

[5]	Calculated at the Fund level.

See accompanying Notes to Consolidated Financial Statements.

19

Abraham Fortress Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Class K

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended December 31, 2022 (Unaudited)	For the Period October 13, 2021* through June 30, 2022
Net asset value, beginning of period	$9.72	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.08	0.01
Net realized and unrealized gain (loss)	(0.31)	(0.13)
Total from investment operations	(0.23)	(0.12)

Less Distributions:
From net investment income	(0.69)	-
From net realized gain	-	(0.16)
Total distributions	(0.69)	(0.16)

Net asset value, end of period	$8.80	$9.72

Total return[2]	(2.33)%[3]	(1.23)%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$26,083	$36,303

Ratio of expenses to average net assets
Before fees waived and absorbed	1.30%[4]	1.32%[4]
After fees waived and absorbed	0.65%[4]	0.65%[4]
Ratio of net investment income (loss) to average net assets
Before fees waived and absorbed	1.09%[4]	(0.48%)[4]
After fees waived and absorbed	1.74%[4]	0.19%[4]

Portfolio turnover rate	0%[3,5]	61%[3,5]

*	Beginning of reporting period (See Note 1).

[1]	Based on average shares outstanding for the period.

[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[3]	Not Annualized.

[4]	Annualized.

[5]	Calculated at the Fund level.

See accompanying Notes to Consolidated Financial Statements.

20

Abraham Fortress Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2022 (Unaudited)

Note 1 – Organization

Abraham Fortress Fund (the “Fund”) is organized as a series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is classified as a diversified Fund.

The Fund’s primary investment objective is to protect capital and achieve long-term capital appreciation. The Fund currently has two classes of shares, Class I and Class K. Class C shares have not yet commenced operations.

The Fund began reporting as a registered open-end management investment company on October 13, 2021 with a $45,916,151 transfer of shares of the Fund in exchange for the net assets of the Predecessor Fund, a Delaware statutory limited partnership. This exchange was nontaxable, whereby the Fund issued 1,133,973 Class I shares and 3,457,642 Class K shares for the net assets of the Predecessor Fund on October 13, 2021. Net assets with a fair market value of $45,916,151 (including net unrealized depreciation on securities and derivatives of $2,741,533) consisting of cash, interest receivable and securities and derivative instruments of the Predecessor Fund were the primary assets received by the Fund. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Predecessor Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amount distributable to shareholders for tax purposes.

From July 18, 2018 until October 12, 2021 the Predecessor Fund was registered with the CFTC and NFA as a Commodity Pool, and over that entire time period, Abraham Trading Co. was the registered Commodity Pool Operator of the Predecessor Fund.  Abraham Trading Co. has been continuously registered with the CFTC and NFA as a Commodity Trading Advisor and Commodity Pool Operator since 1990. Cohen & Company, Ltd. served as the auditor of the Predecessor Fund from July 31, 2018 through October 12, 2021. After the conversion of the Predecessor Fund to a 40 Act open ended mutual fund on October 13, 2021, Cohen & Company Ltd. has continued to serve as the auditor of the Fund. As a hedge fund registered with the CFTC and NFA, the Predecessor Fund was required to have audited financial statements, including the reporting of investments, filed annually with both the CFTC and NFA. UMB Fund Services was the administrator of the Predecessor Fund prior to its conversion to the Fund, and currently UMB Fund Services is the co-administrator of the Fund.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services—Investment Companies.

(a) Consolidation of Subsidiary

The Fund may invest up to 25% of its total assets in its subsidiary, Abraham Fortress Fund Ltd. a wholly-owned and controlled subsidiary (the “Subsidiary”) formed under the laws of the Cayman Islands. The Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations, Consolidated Statement of Changes in Net Assets and Consolidated Financial Highlights of the Fund include the accounts of the Subsidiary. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. The Subsidiary is advised by Abraham Trading Company and acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies specified in the Fund’s prospectus and statement of additional information. The Subsidiary will generally invest in derivatives, including swaps, commodity interests and other investments intended to serve as margin or collateral for derivative positions. The inception date of the Subsidiary was October 13, 2021. As of December 31, 2022, total assets of the Fund were $50,918,260, of which $11,056,101, or 21.71%, represented the Fund’s ownership of the shares of the Subsidiary.

21

Abraham Fortress Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

December 31, 2022 (Unaudited)

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operating during the reporting period. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date reported in the financial statements and the reported amounts of increases and decreases in net assets from operations during the period.

(a) Valuation of Investments

The Fund records investments at fair value. The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Advisor as the Fund’s valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when the Fund must utilize fair value pricing. Prior to September 8, 2022, securities were valued at fair value as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee were subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee met as needed. The Valuation Committee was comprised of all the Trustees, but action may had been taken by any one of the Trustees.

Financial derivative instruments, such as forward currency contracts, futures contracts, options contracts or swap agreements, derive their value from underlying asset prices, indices, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker- dealer quotations or a pricing service at the settlement price determined by the relevant exchange. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Forward currency contracts represent the purchase or sale of a specific quantity of a foreign currency at the current or spot price, with delivery and settlement at a specified future date. Forward currency contracts are presented at fair value using spot currency rates and are adjusted for the time value of money (forward points) and contractual prices of the underlying financial instruments.

22

Abraham Fortress Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

December 31, 2022 (Unaudited)

Forward currency contracts are generally categorized in Level 2. Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price and are generally categorized in Level 1.

Options contracts are carried at fair value using the primary exchange's closing (settlement) price and are generally categorized as Level 1. In the absence of a closing price, options contracts will be valued at the last bid or the mean between the last available bid and ask price, and categorized in Level 2.

The Fund’s total return swap contract tracks the performance of various underlying investment managers trading programs through a Deutsche Bank AG, London Branch proprietary index. The fair value of the total return swap contract is valued on each index business day as set out in the index description utilizing market data as of 4:15 pm London time and trade data as of 5:00 pm London time.

Please refer to Note 8 for more information on valuation.

(b) Foreign Currency Translation

The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Fund’s NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(c) Forward Foreign Currency Exchange Contracts

The Fund may utilize forward foreign currency exchange contracts (“forward contracts”) under which they are obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations. The Fund records realized gains or losses at the time the forward contract is settled. Counterparties to these forward contracts are major U.S. financial institutions.

(d) Futures Contracts

The Fund may use interest rate, foreign currency, index, commodity, and other futures contracts. The Fund may use options on futures contracts. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. The Fund may invest in futures contracts and options on futures contracts through the Subsidiary. For example, a foreign currency futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. Similarly, an interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (e.g., a debt security) at a specified price, date, time and place. Securities, commodities and other financial indexes are capitalization weighted indexes that reflect the market value of the securities, commodities or other financial instruments respectively, represented in the indexes. A futures contract on an index is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

23

Abraham Fortress Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

December 31, 2022 (Unaudited)

During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transactions and the Fund’s basis in the contract. Cash equal to the proceeds is settled in the broker account when the contracts are closed. The Fund also is required to deposit and to maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund. Although some futures contracts call for making or taking delivery of the underlying assets, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (involving the same exchange, underlying security or index and delivery month). If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs also must be included in these calculations. As discussed below, however, the Fund may not always be able to make an offsetting purchase or sale. In the case of a physically settled futures contract, this could result in the Fund being required to deliver, or receive, the underlying physical commodity, which could be adverse to the Fund. The Subsidiary may enter into agreements with certain parties which may lower margin deposits and mitigate some of the risks of being required to deliver, or receive, the physical commodity.

At any time prior to the expiration of a futures contract, the Fund may seek to close the position by seeking to take an opposite position, which would terminate the Fund’s existing position in the contract. Positions in futures contracts and options on futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange). No secondary market for such contracts exists. Although the Fund may enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist at any particular time. Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions at an advantageous price and subjecting the Fund to substantial losses. In such event, and in the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin. In such situations, if the Fund had insufficient cash, it might have to sell assets to meet daily variation margin requirements at a time when it would be disadvantageous to do so. In addition, if the transaction is entered into for hedging purposes, in such circumstances the Fund may realize a loss on a futures contract or option that is not offset by an increase in the value of the hedged position. Losses incurred in futures transactions and the costs of these transactions will affect the Fund’s performance.

24

Abraham Fortress Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

December 31, 2022 (Unaudited)

Exposure to the commodities markets (including financial futures markets) through investments in futures may subject the Fund to greater volatility than cash market investments in securities. Prices of commodities and related contracts may fluctuate significantly and unpredictably over short periods for a variety of reasons, including changes in interest rates, overall market movements, supply and demand relationships and balances of payments and trade; weather and natural disasters; and governmental, agricultural, trade, fiscal, monetary and exchange control programs and policies. The commodity markets are subject to temporary distortions and other disruptions. U.S. futures exchanges and some foreign exchanges have regulations that limit the amount of fluctuation in futures contract prices which may occur during a single business day and the size of contract positions taken. Limit prices have the effect of precluding trading in a particular contract or forcing the liquidation of contracts at disadvantageous times or prices.

(e) Swap Transactions

The Fund may enter into interest rate, currency and index swaps and the purchase or sale of related caps, floors and collars. The Fund may enter into these transactions to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations or to protect against any increase in the price of securities it anticipates purchasing at a later date. Swaps may be used in conjunction with other instruments to offset interest rate, currency or other underlying risks. For example, interest rate swaps may be offset with “caps,” “floors” or “collars”. A “cap” is essentially a call option which places a limit on the amount of floating rate interest that must be paid on a certain principal amount. A “floor” is essentially a put option which places a limit on the minimum amount that would be paid on a certain principal amount. A “collar” is essentially a combination of a long cap and a short floor where the limits are set at different levels. The Partnership’s total return swap contract tracks the performance of various underlying investment managers trading programs through a Deutsche Bank AG, London Branch proprietary index. The fair value of the total return swap contract is valued on each index business day as set out in the index description utilizing market data as of 4:15 pm London time and trade data as of 5:00 pm London time.

The Fund will usually enter into swaps on a net basis; that is, the two payment streams will be netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. To the extent obligations created thereby may be deemed to constitute senior securities, the Fund will maintain required collateral in a segregated account consisting of U.S. government securities or cash or cash equivalents.

The Fund may enter into total return swap contracts for investment purposes. Total return swaps are contracts in which one party agrees to make periodic payments based on the change in market value of the underlying assets, which may include a specified security, basket of securities or security indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate of the total return from other underlying assets. Total return swaps may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market, including in cases in which there may be disadvantages associated with direct ownership of a particular security. In a typical total return swap, payments made by the Fund or the counterparty are based on the total return of a particular reference asset or assets (such as an equity security, a combination of such securities, or an index designed to replicate the aggregate returns of a trading strategy or basket of trading strategies). That is, one party agrees to pay another party the return on a security, basket of securities, or an index in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Total return swaps involve not only the risk associated with the investment in the underlying securities, but also the risk of the counterparty not fulfilling its obligations under the agreement.

25

Abraham Fortress Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

December 31, 2022 (Unaudited)

(f) Short Sales

The Fund may seek to hedge investments or realize additional gains through the use of short sales.  Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(g) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Consolidated Statement of Operations.  Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares relative net assets, except for distribution and service fees and certain transfer agent fees and expenses discussed below, which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

The Fund may invest in real estate investments trusts ("REITs"). REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs, or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of principal and interest payments. Similar to regulated investment companies such as the Fund, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements of the Internal Revenue Code. The Fund will indirectly bear its proportionate share of expenses incurred by REITs in which the Fund invests in addition to the expenses incurred directly by the Fund.

The Fund incurred offering costs of $39,829, which were amortized over a one-year period from October 13, 2021 through October 13, 2022. Abraham Trading Company (the “Advisor”) paid all costs associated with the reorganization of the Predecessor Fund. Such costs are not subject to repayment by the Fund to the Advisor.

26

Abraham Fortress Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

December 31, 2022 (Unaudited)

In conjunction with the use of futures contracts and swap contracts, the Fund may be required to maintain collateral in various forms. At December 31, 2022, such collateral is denoted in the Fund’s Consolidated Schedule of Investments and Consolidated Statement of Assets and Liabilities. Also in conjunction with the use of futures contracts and swap contracts, the Fund, when appropriate, may utilize a segregated margin deposit account with the counterparty. At December 31, 2022, these segregated margin deposit accounts are denoted in the Fund’s Consolidated Statement of Assets and Liabilities.

(h) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period from the beginning of the reporting on October 13, 2021 through December 31, 2022, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which they are reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(i) Distributions to Shareholders

The Fund will make distributions of net investment income and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(j) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time determines that the value of illiquid securities held by the Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Fund’s written LRMP.

27

Abraham Fortress Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

December 31, 2022 (Unaudited)

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with the Advisor. Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.50% of the Fund’s respective average daily net assets. The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual operating expenses  (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses) do not exceed 0.75% and 0.65% of the average daily net assets of the Fund’s Class I and Class K shares, respectively. This agreement is effective until October 31, 2023, and it may be terminated before that date by the Trust’s Board of Trustees on behalf of the Fund, upon sixty (60) days’ written notice to the Advisor. This agreement may also be terminated by the Advisor with respect to the Fund, effective at the end of its then current term, without payment of any penalty upon at least sixty (60) days’ written notice prior to expense limitation period of the Fund, subject to the consent of the Board of Trustees of the Trust, which consent will not be unreasonably withheld.

The Advisor is responsible for the Subsidiary’s day-to-day business pursuant to an advisory agreement with the Subsidiary. Under this agreement, the Advisor provides the Subsidiary with the same type of management services, under substantially the same terms, as are provided to the Fund. The Subsidiary advisory agreement provides for automatic termination upon the termination of the investment advisory agreement with respect to the Fund. The Advisor receives no compensation for the services it provides to the Subsidiary.

For the six months ended December 31, 2022, the Advisor waived all of its advisory fees and reimbursed other expenses totaling $145,229 for the Fund. The Advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full years after the date of the waiver or payment.  This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. The Advisor may recapture all or a portion of the following amounts no later than June 30, of the years stated below:

2025	$212,462
2026	145,229
Total	$357,691

UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian. The Fund’s allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended December 31, 2022, are reported on the Consolidated Statement of Operations. The terms of the Consolidated Fee Agreement between the Fund and UMBFS stipulate a contractual waiver of fees for the first two years of operation.  For the six months ended December 31, 2022, the fees waived were $12,026 of Fund administration and accounting fees, $4,726 of Transfer agent fees, and $985 of Custody fees.  These amounts are shown as a reduction of expenses, “Fees paid indirectly” on Consolidated Statement of Operations.

IMST Distributors, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group), serves as the Fund’s distributor (the “Distributor”). The Distributor does not receive compensation from the Fund for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

28

Abraham Fortress Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

December 31, 2022 (Unaudited)

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the six months ended December 31, 2022, the Fund’s allocated fees incurred for Trustees who are not affiliated with the Fund’s co-administrators are reported on the Consolidated Statement of Operations. A portion of the fees, $199, were paid by the Trust's Co-Administrators. Such amount is shown as a reduction of expenses, "Fees paid indirectly", on the Consolidated Statement of Operations.

Employees of the Advisor, and other accounts under their control, constituted approximately 42% and 10% of the outstanding Class I Shares and Class K Shares, respectively of the Fund as of December 31, 2022.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the six months ended December 31, 2022, are reported on the Consolidated Statement of Operations.

Note 4 – Federal Income Taxes

At December 31, 2022, gross unrealized appreciation and (depreciation) of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$53,080,352

Gross unrealized appreciation	$697,324
Gross unrealized depreciation	(4,216,202)
Net unrealized appreciation/(depreciation)	$(3,518,878)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of June 30, 2022, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$3,285,193
Undistributed long-term capital gains	-
Tax accumulated earnings	3,285,193

Accumulated capital and other losses	(1,620,573)
Unrealized appreciation/(depreciation) on investments	(3,275,360)
Total accumulated earnings/(deficit)	$(1,610,740)

The tax character of distributions paid during the period October 13, 2021 (beginning of the reporting period) through June 30, 2022 was as follows:

Distributions paid from:	2022
Ordinary income	$308,866
Net long-term capital gains	480,938
Total distributions paid	$789,804

29

Abraham Fortress Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

December 31, 2022 (Unaudited)

As of June 30, 2022, the Fund had qualified short-term and long-term post-October losses of $850,739 and $757,741, respectively. Capital losses incurred after October 31, and within the year are deemed to arise on the first day of the Fund's next taxable year.

Note 5 – Investment Transactions

For the six months ended December 31, 2022, purchases and sales of investments, excluding short-term investments, futures contracts, and swap contracts, were $0 and $189, respectively. For the six months ended December 31, 2022, purchases and sales of U.S. Treasury Notes, were $0 and $0, respectively.

Note 6 – Shareholder Servicing Plan

The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.10% of the Fund’s average daily net assets of Class I shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended December 31, 2022, shareholder servicing fees incurred by the Fund are disclosed on the Consolidated Statement of Operations.

Note 7 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that has not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 8 – Fair Value Measurements and Disclosure

FASB ASC 820, Fair Value Measurements defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

30

Abraham Fortress Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

December 31, 2022 (Unaudited)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of December 31, 2022, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3**	Total
Assets
Investments
Common Stocks[1]	$14,123,874	$-	$-	$14,123,874
U.S. Treasury Bills	-	27,709,201	-	27,709,201
U.S. Treasury Notes	-	7,722,139	-	7,722,139
Short-Term Investments	10	-	-	10
Total Investments	14,123,884	35,431,340	-	49,555,224
Other Financial Instruments*
Futures Contracts	105,207	-	-	105,207
Purchased Options Contracts	6,250	-	-	6,250
Total Assets	$14,235,341	$35,431,340	$-	$49,666,681

Liabilities
Other Financial Instruments*
Futures Contracts	$228,630	$-	$-	$228,630
Swap Contracts	-	1,621,764	-	1,621,764
Total Liabilities	$228,630	$1,621,764	$-	$1,850,394

[1]	For a detailed break-out of common stocks, please refer to Consolidated Schedule of Investments.
*	Other financial instruments are derivative instruments such as futures contracts and swap contracts. Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.
**	The Fund did not hold any Level 3 securities during the period or at period end.

Note 9 – Derivatives and Hedging Disclosures

FASB ASC 815, Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. The Fund invested in futures contracts, purchased options contracts and swap contracts during the six months ended December 31, 2022.

31

Abraham Fortress Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

December 31, 2022 (Unaudited)

The effects of these derivative instruments on the Fund’s financial position and financial performance as reflected in the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations are presented in the tables below. The fair values of derivative instruments held by the Fund as of December 31, 2022 by risk category are as follows:

	Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments	Consolidated Statement of Asset and Liabilities Location	Value	Consolidated Statement of Asset and Liabilities Location		Value
Commodity Contracts	Unrealized appreciation on futures contracts	$105,207	Unrealized depreciation on futures contracts	$	N/A
Currency contracts	Purchased options contracts, at value	6,250	Written options contracts, at value		N/A
Index contracts	Unrealized appreciation on futures contracts	N/A	Unrealized depreciation on futures contracts		228,630
Mixed: Commodity, interest rate, equity and foreign exchange contracts	Unrealized appreciation on total return swap contract	N/A	Unrealized depreciation on total return swap contract		1,621,764
Total		$111,457			$1,850,394

The effects of the Fund’s derivative instruments on the Consolidated Statement of Operations for the six months ended December 31, 2022 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not designated as hedging instruments	Futures Contracts	Swap contracts	Purchased Options Contracts	Total
Commodity contracts	$(389,598)	$-	$(5,836)	$(395,434)
Mixed: Commodity, interest rate,equity and foreign exchange contracts	-	3,429,040	-	3,429,040
Index contracts	(167,280)	-	-	(167,280)
Total	$(556,878)	$3,429,040	$(5,836)	$2,866,326

32

Abraham Fortress Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

December 31, 2022 (Unaudited)

Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income

Derivatives not designated as hedging instruments	Futures Contracts	Swap contracts	Purchased Options Contracts	Total
Commodity contracts	$33,501	$-	$-	$33,501
Index contracts	(155,762)	-	-	(155,762)
Mixed: Commodity, interest rate,equity and foreign exchange contracts	-	(3,960,413)	-	(3,960,413)
Currency contracts	-	-	(38,890)	(38,890)
Total	$(122,261)	$(3,960,413)	$(38,890)	$(4,121,564)

The quarterly average volumes of derivative instruments in the Fund for the period ended December 31, 2022 are as follows:

Derivatives not designated as hedging instruments		Notional Value
Commodity contracts	Long futures contracts	$5,475,112
Index contracts	Long futures contracts	10,000,455
Currency contracts	Purchased Option Contracts	18,490	*
Mixed: Interest rate, equity and foreign exchange contracts	Swap contracts	35,693,960

*	Average fair value.

Note 10 - Disclosures about Offsetting Assets and Liabilities

FASB ASC 210-20, Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented for the Fund.

The Fund mitigates credit risk with respect to OTC derivative counterparties through credit support annexes included with International Swaps and Derivatives Association, Inc. (“ISDA”) which are the standard contracts governing most derivative transactions between the Fund and each of its counterparties. These agreements allow the Fund and each counterparty to offset certain derivative financial instruments’ payables and/or receivables against each other and/or with collateral, which is generally held by the Fund’s custodian. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the agreement. To the extent amounts due to the Fund from its counterparties are not fully collateralized contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

The Fund’s Consolidated Statement of Assets and Liabilities presents financial instruments on a net basis, therefore there are no net amounts and no offset amounts within the Consolidated Statement of Assets and Liabilities to present below. Gross amounts of the financial instruments, amounts related to financial instruments/cash collateral not offset in the Consolidated Statement of Assets and Liabilities and net amounts are presented below:

33

Abraham Fortress Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

December 31, 2022 (Unaudited)

					Amounts Not Offset in Consolidated Statement of Assets and Liabilities
Description/Financial Instrument/Statement of Assets and Liabilities Category	Counterparty	Gross Amounts of Recognized Assets & Liabilities	Gross Amounts Offset in Consolidated Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Consolidated Statement of Assets and Liabilities	Financial Instruments*	Cash Collateral**	Net Amount
Unrealized depreciation on total return swap contract-asset	Deutsche Bank	$(1,621,764)	$-	$(1,621,764)	$1,621,764	$-	$-
Unrealized appreciation on futures contracts-asset	RJO’Brien	$105,207	$(105,207)	$-	$-	$-	$-
Unrealized depreciation on futures contracts-liability	RJO’Brien	$(228,630)	$105,207	$(123,423)	$-	$123,423	$-
Purchased options contracts, at value	RJO’Brien	$6,250	$-	$6,250	$-	$-	$6,250

*	Amounts relate to master netting agreements and collateral agreements (for example, ISDA) which have been determined by the Advisor to be legally enforceable in the event of default and where certain other criteria are met in accordance with applicable offsetting accounting guidance.

**	Amounts relate to master netting agreements and collateral agreements which have been determined by the Advisor to be legally enforceable in the event of default but where certain other criteria are not met in accordance with applicable offsetting accounting guidance. The collateral amounts may exceed the related net amounts of financial assets and liabilities presented in the Consolidated Statement of Assets and Liabilities. Where this is the case, the total amount reported is limited to the net amounts of financial assets and liabilities with that counterparty.

Note 11 – Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a security or instrument. Since 2020, the novel strain of coronavirus (COVID-19) has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Following Russia’s large-scale invasion of Ukraine, the President of the United States signed an Executive Order in February 2022 prohibiting U.S. persons from entering transactions with the Central Bank of Russia and Executive Orders in March 2022 prohibiting U.S. persons from importing oil and gas from Russia as well as other popular Russian exports, such as diamonds, seafood and vodka. There may also be restrictions on investments in Chinese companies. For example, the President of the United States of America signed an Executive Order in June 2021 affirming and expanding the U.S. policy prohibiting U.S. persons from purchasing or investing in publicly-traded securities of companies identified by the U.S. Government as “Chinese Military-Industrial Complex Companies.” The list of such companies can change from time to time, and as a result of forced selling or an inability to participate in an investment the Advisor otherwise believes is attractive, the Fund may incur losses. The duration of the coronavirus outbreak and the Russian-Ukraine conflict could adversely affect the Fund’s performance, the performance of the securities in which the Fund invest and may lead to losses on your investment. The ultimate impact of COVID-19 and Russia Invasion on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

34

Abraham Fortress Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

December 31, 2022 (Unaudited)

Note 12- New Accounting Pronouncements

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). Rule 18f-4 will impose limits on the amount of derivatives the Fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is greater than a limited specified amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. The Fund has adopted procedures in accordance with Rule 18f-4.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Fund has adopted procedures in accordance with Rule 2a-5.

Note 13 – Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

35

Abraham Fortress Fund

SUPPLEMENTAL INFORMATION (Unaudited)

Statement Regarding Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of Investment Managers Series Trust II (the “Trust”) met on July 19 -20, 2022 (the “Meeting”), to review the liquidity risk management program (the “Fund Program”) applicable to the Abraham Fortress Fund series of the Trust (the “Fund”) pursuant to the Liquidity Rule.

The Board has appointed Abraham Trading Company, the investment adviser to the Fund, as the program administrator (“Program Administrator”) for the Fund Program. Under the Trust’s liquidity risk management program (the “Trust Program”), the Board has delegated oversight of the Trust Program to the Liquidity Oversight Committee (the “Oversight Committee”). At the Meeting, the Oversight Committee, on behalf of Program Administrator and the Fund, provided the Board with a written report (the “Report”) that addressed the operation, adequacy, and effectiveness of implementation of the Fund Program, and any material changes to it for the period from October 14, 2021 through April 30, 2022 (the “Program Reporting Period”).

In assessing the adequacy and effectiveness of implementation of the Fund Program, the Report discussed the following, among other things:

•	The Fund Program’s liquidity classification methodology for categorizing the Fund’s investments (including derivative transactions);
•	An overview of market liquidity for the Fund during the Program Reporting Period;
•	The Fund’s ability to meet redemption requests;
•	The Fund’s cash management;
•	The Fund’s borrowing activity, if any, in order to meet redemption requests;
•	The Fund’s compliance with the 15% limit of illiquid investments; and
•	The Fund’s status as a primarily highly liquid fund (“PHLF”), the effectiveness of the implementation of the PHLF standard, and whether it would be appropriate for the Fund to adopt a highly liquid investment minimum (“HLIM”).

The Report stated that the Fund primarily holds assets that are defined under the Liquidity Rule as "highly liquid investments," and therefore the Fund is not required to establish an HLIM. Highly liquid investments are defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment. The Report also stated that there were no material changes made to the Fund Program during the Program Reporting Period.

In the Report, the Program Administrator concluded that (i) the Fund Program, as adopted and implemented, remains reasonably designed to assess and manage the Fund’s liquidity risk; (ii) the Fund continues to qualify as a PHLF and therefore is not required to adopt an HLIM; (iii) during the Program Reporting Period, the Fund was able to meet redemption requests without significant dilution of remaining investors’ interests; and (iv) there were no weaknesses in the design or implementation of the Fund Program during the Program Reporting Period.

36

Abraham Fortress Fund

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

There can be no assurance that the Fund Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

37

Abraham Fortress Fund

EXPENSE EXAMPLE

For the Six Months Ended December 31, 2022 (Unaudited)

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; shareholder servicing fees (Class I shares only) and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2022 to December 31, 2022.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		7/1/2022	12/31/2022	7/1/2022-12/31/2022
Class I	Actual Performance	$1,000.00	$974.80	$3.73
	Hypothetical (5% annual return before expenses)	1,000.00	1,021.43	3.82
Class K	Actual Performance	1,000.00	976.70	3.24
	Hypothetical (5% annual return before expenses)	1,000.00	1,021.93	3.31

*	Expenses are equal to the Fund’s annualized expense ratios of 0.75% and 0.65% for Class I and Class K, respectively, multiplied by the average account values over the period, multiplied by 184/365 (to reflect the six-month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

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Abraham Fortress Fund

A series of Investment Managers Series Trust II

Investment Advisor

Abraham Trading Company

124 Main Street, Suite 200

Canadian, Texas 79014

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 East Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, Wisconsin 53212

Distributor

IMST Distributors, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.acaglobal.com

FUND INFORMATION

	TICKER	CUSIP
Abraham Fortress Fund – Class I	FORTX	46141T 166
Abraham Fortress Fund – Class K	FORKX	46141T 158

Privacy Principles of the Abraham Fortress Fund for Shareholders

The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Abraham Fortress Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (844) 323-8200 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund at (844) 323-8200 or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Fund Portfolio Holdings

The Fund files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the Fund’s Form N-PORT on the SEC’s website at www.sec.gov.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses and notice of annual and semi-annual reports availability and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (844) 323-8200.

Abraham Fortress Fund

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: (844) 323-8200

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).
(b)	Not applicable.

Item 6. Schedule of Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust II

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President/Chief Executive Officer

Date	03/10/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President/Chief Executive Officer

Date	03/10/2023

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	03/10/2023